CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net revenues	$ 160,017	$ 125,258	$ 95,357
Cost of revenues	(120,897)	(95,733)	(61,048)
Gross profit	39,120	29,525	34,309
Operating expenses
Research and development expenses	(10,737)	(5,778)	(8,584)
Sales and marketing expenses	(32,080)	(25,935)	(28,266)
General and administrative expenses	(23,757)	(12,983)	(26,767)
Total operating expenses	(66,574)	(44,696)	(63,617)
Operating loss	(27,454)	(15,171)	(29,308)
Interest income	421
Interest expense	(773)	(551)	(713)
Other (losses)/gains, net	687	1,841	(1,082)
Fair value gains/(losses) on derivative liabilities		(10,190)	3,995
Fair value losses on convertible notes	(4,837)
Loss before income tax expense	(31,956)	(24,071)	(27,108)
Income tax expense	655	548	222
Net loss	(32,611)	(24,619)	(27,330)
Net loss attributable to non-controlling interest	202
Net loss attributable to iClick Interactive Asia Group Limited	(32,409)	(24,619)	(27,330)
Net loss attributable to iClick Interactive Asia Group Limited's ordinary shareholders	(32,409)	(29,931)	(29,659)
Net loss	(32,611)	(24,619)	(27,330)
Other comprehensive loss:
Foreign currency translation adjustment, net of US$nil tax	(2,547)	(79)	(139)
Comprehensive loss	(35,158)	(24,698)	(27,469)
Comprehensive loss attributable to non-controlling interest	202
Comprehensive loss attributable to iClick Interactive Asia Group Limited	$ (34,956)	$ (24,698)	$ (27,469)
Net loss per share attributable to iClick Interactive Asia Group Limited
- Basic	$ (1.23)	$ (2.15)	$ (2.26)
- Diluted	$ (1.23)	$ (2.15)	$ (2.26)
Weighted average number of ordinary shares used in per share calculation:
- Basic	26,452,409	13,931,503	13,151,063
- Diluted	26,452,409	13,931,503	13,151,063
Redeemable preferred stock
Operating expenses
Accretion to redeemable shares redemption value		$ (1,662)	$ (773)
Redeemable ordinary shares
Operating expenses
Accretion to redeemable shares redemption value		$ (3,650)	$ (1,556)